Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
OP Units to common stock, conversion ratio	1				1
Marketable equity securities					$ 26,754	$ 35,600
Carried interest and incentive compensation	$ 1,272			$ 0	7,485	0	$ 0
Net income attributable to noncontrolling interests in investment entities	$ 49,988			19,243	$ 67,994	129,996	$ 163,084
Minimum
Property, Plant and Equipment [Line Items]
Lag period for recording proportionate share of income for equity method investments					1 month
Maximum
Property, Plant and Equipment [Line Items]
Lag period for recording proportionate share of income for equity method investments					3 months
Building, Fee Interest | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life					15 years
Building, Fee Interest | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life					45 years
Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life					6 years
Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life					20 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life					3 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life					20 years
Furniture, Fixtures, Equipment and Capitalized Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life					3 years
Furniture, Fixtures, Equipment and Capitalized Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life					5 years
Aircraft
Property, Plant and Equipment [Line Items]
Estimated useful life					15 years
Incentive fees ($5,445, $172, $0 from affiliates, respectively) | Minimum
Property, Plant and Equipment [Line Items]
Percent of fees allocated to employees	40.00%				40.00%
Incentive fees ($5,445, $172, $0 from affiliates, respectively) | Maximum
Property, Plant and Equipment [Line Items]
Percent of fees allocated to employees	50.00%				50.00%
Scenario, Adjustment
Property, Plant and Equipment [Line Items]
Marketable equity securities						$ 35,600
Carried interest and incentive compensation				900
Net income attributable to noncontrolling interests in investment entities		$ 3,500	$ 1,100	900
Discontinued Operations | Scenario, Adjustment
Property, Plant and Equipment [Line Items]
Carried interest and incentive compensation		1,900	$ 1,100	$ 900
Continuing Operations | Scenario, Adjustment
Property, Plant and Equipment [Line Items]
Carried interest and incentive compensation		$ 1,500